Document and Entity Information	9 Months Ended
Mar. 31, 2020
Cover [Abstract]
Entity Registrant Name	GLOBAL TECHNOLOGIES LTD
Entity Central Index Key	0000932021
Document Type	10-12G/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Filer Category	Non-accelerated Filer
Entity Small Business Flag	true
Entity Emerging Growth Company	false